Loss Per Share - potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,939,093	18,967,724	20,746,432
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,899,988	0	0
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,104,000	0	0